Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Numerator:
Net loss attributable to Aptorum Group Limited	$(1,363,270)	$(4,267,806)	(2,824,647)
Denominator:
Basic and diluted weighted average shares outstanding	7,351,784	5,453,103	4,521,133

Net loss per share attributable to Aptorum Group Limited(1)
Basic and diluted loss per share	$(0.19)	$(0.78)	(0.62)